Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2026
Trade and other payables
Schedule of trade and other payables

	2026	2025
	£’000	£’000
Trade payables	381,667	474,322
Other payables	4,518	12,660
Accrued expenses	59,182	57,204
Social security and other taxes	28,609	20,419
	473,976	564,605
Less: non-current portion
Trade payables	156,664	205,163
Other payables	—	196
Non-current trade and other payables	156,664	205,359
Current trade and other payables	317,312	359,246